Securities - Amortized Cost, Gross Unrealized Gains and Losses and Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Available-for-sale:
Amortized cost	$ 105,141	$ 87,435
Gross unrealized, Gain	3,462	1,353
Gross unrealized, Loss	108	238
Available-for-sale	108,495	88,550
Held-to-maturity:
Amortized cost	47,946	34,483
Gross unrealized, Gains	1,300	377
Gross unrealized, Losses	22	55
Securities held-to-maturity	49,224	34,805
Amortized cost, Total	153,087	121,918
Gross unrealized, Gain, Total	4,762	1,730
Gross unrealized, Losses, Total	130	293
Fair value, Total	157,719	123,355
Debt securities, available-for-sale, allowance for credit loss	11
AOCI, transfers from AFS to HTM Securities, gross unrealized gains	75	32
AOCI, transfers from AFS to HTM Securities, gross unrealized losses	44	65
Agency residential mortgage-backed securities (“RMBS”)
Available-for-sale:
Amortized cost	21,919	27,022
Gross unrealized, Gain	479	164
Gross unrealized, Loss	51	143
Available-for-sale	22,347	27,043
Held-to-maturity:
Amortized cost	38,355	27,357
Gross unrealized, Gains	1,055	292
Gross unrealized, Losses	14	46
Securities held-to-maturity	39,396	27,603
U.S. Treasury
Available-for-sale:
Amortized cost	23,557	14,979
Gross unrealized, Gain	1,358	472
Gross unrealized, Loss	21	20
Available-for-sale	24,894	15,431
Held-to-maturity:
Amortized cost	2,938	3,818
Gross unrealized, Gains	90	28
Gross unrealized, Losses	0	3
Securities held-to-maturity	3,028	3,843
Sovereign debt/sovereign guaranteed
Available-for-sale:
Amortized cost	12,202	12,548
Gross unrealized, Gain	190	109
Gross unrealized, Loss	1	11
Available-for-sale	12,391	12,646
Held-to-maturity:
Amortized cost	1,050	756
Gross unrealized, Gains	42	31
Gross unrealized, Losses	0	0
Securities held-to-maturity	1,092	787
Agency commercial mortgage-backed securities (“MBS”)
Available-for-sale:
Amortized cost	8,605	9,231
Gross unrealized, Gain	625	203
Gross unrealized, Loss	2	17
Available-for-sale	9,228	9,417
Held-to-maturity:
Amortized cost	2,659	1,326
Gross unrealized, Gains	105	21
Gross unrealized, Losses	2	3
Securities held-to-maturity	2,762	1,344
Supranational
Available-for-sale:
Amortized cost	7,086	3,697
Gross unrealized, Gain	75	18
Gross unrealized, Loss	1	6
Available-for-sale	7,160	3,709
Held-to-maturity:
Amortized cost	55	27
Gross unrealized, Gains	0	0
Gross unrealized, Losses	0	0
Securities held-to-maturity	55	27
Foreign covered bonds
Available-for-sale:
Amortized cost	6,658	4,189
Gross unrealized, Gain	68	15
Gross unrealized, Loss	1	7
Available-for-sale	6,725	4,197
Held-to-maturity:
Amortized cost		79
Gross unrealized, Gains		0
Gross unrealized, Losses		0
Securities held-to-maturity		79
Collateralized loan obligations (“CLOs”)
Available-for-sale:
Amortized cost	4,706	4,078
Gross unrealized, Gain	7	1
Gross unrealized, Loss	10	16
Available-for-sale	4,703	4,063
Foreign government agencies
Available-for-sale:
Amortized cost	4,086	2,638
Gross unrealized, Gain	49	7
Gross unrealized, Loss	0	2
Available-for-sale	4,135	2,643
U.S. government agencies
Available-for-sale:
Amortized cost	3,680	1,890
Gross unrealized, Gain	174	61
Gross unrealized, Loss	1	2
Available-for-sale	3,853	1,949
Held-to-maturity:
Amortized cost	2,816	1,023
Gross unrealized, Gains	4	1
Gross unrealized, Losses	6	2
Securities held-to-maturity	2,814	1,022
Other ABS
Available-for-sale:
Amortized cost	3,135	2,141
Gross unrealized, Gain	32	7
Gross unrealized, Loss	3	5
Available-for-sale	3,164	2,143
Non-agency commercial MBS
Available-for-sale:
Amortized cost	2,864	2,134
Gross unrealized, Gain	159	46
Gross unrealized, Loss	6	2
Available-for-sale	3,017	2,178
Non-agency RMBS
Available-for-sale:
Amortized cost	2,178	1,038
Gross unrealized, Gain	157	202
Gross unrealized, Loss	9	7
Available-for-sale	2,326	1,233
Held-to-maturity:
Amortized cost	58	80
Gross unrealized, Gains	3	4
Gross unrealized, Losses	0	1
Securities held-to-maturity	61	83
Non-agency RMBS | Grantor Trust
Available-for-sale:
Available-for-sale	487	640
State and political subdivisions
Available-for-sale:
Amortized cost	2,270	1,017
Gross unrealized, Gain	39	27
Gross unrealized, Loss	1	0
Available-for-sale	2,308	1,044
Held-to-maturity:
Amortized cost	15	17
Gross unrealized, Gains	1	0
Gross unrealized, Losses	0	0
Securities held-to-maturity	16	17
Corporate bonds
Available-for-sale:
Amortized cost	1,945	832
Gross unrealized, Gain	50	21
Gross unrealized, Loss	1	0
Available-for-sale	1,994	853
Commercial paper/certificates of deposit (“CDs”)
Available-for-sale:
Amortized cost	249
Gross unrealized, Gain	0
Gross unrealized, Loss	0
Available-for-sale	249
Other debt securities
Available-for-sale:
Amortized cost	1	1
Gross unrealized, Gain	0	0
Gross unrealized, Loss	0	0
Available-for-sale	$ 1	$ 1